Subsidiary guarantee information - Cash flow related (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	SFr (8,542)	SFr 26,775	SFr 15,068
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	40	117	349
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	14,286	(7,056)	36,964
Purchase of investment securities	(86)	(88)	(376)
Proceeds from sale of investment securities	14	14	19
Investments in subsidiaries and other investments	(1,094)	(1,403)	(594)
Proceeds from sale of other investments	1,970	1,737	1,938
Maturities of investment securities	422	363	908
(Increase)/decrease in loans	(13,674)	(3,745)	(5,446)
Proceeds from sale of loans	9,938	2,468	1,579
Capital expenditures for premises and equipment and other intangible assets	(1,068)	(1,164)	(1,102)
Proceeds from sale of premises and equipment and other intangible assets	1	55	13
Other, net	65	749	409
Net cash provided by/(used in) investing activities of continuing operations	10,814	(7,953)	34,661
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	3,423	10,267	(29,149)
Increase/(decrease) in short-term borrowings	5,018	6,594	(18,148)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(5,251)	(14,525)	(22,149)
Issuances of long-term debt	43,556	52,984	77,858
Repayments of long-term debt	(62,554)	(47,132)	(49,365)
Issuances of common shares	4,253	725	6,035
Sale of treasury shares	12,034	16,167	18,752
Repurchase of treasury shares	(12,757)	(16,197)	(19,761)
Dividends paid/capital repayments	(590)	(493)	(427)
Other, net	77	377	186
Net cash provided by/(used in) financing activities of continuing operations	(12,791)	8,767	(36,168)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(827)	1,244	(582)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(11,346)	28,833	12,979
Cash and due from banks at beginning of period	121,161	92,328	79,349
Cash and due from banks at end of period	109,815	121,161	92,328
Eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	90	(211)	(240)
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	488	0	54
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0
Purchase of investment securities	5,673	0	0
Proceeds from sale of investment securities	0	0	0
Investments in subsidiaries and other investments	4,101	664	5,271
Proceeds from sale of other investments	3	44	24
Maturities of investment securities	0	0	0
(Increase)/decrease in loans	6,441	461	(379)
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	(118)	0	(1)
Proceeds from sale of premises and equipment and other intangible assets	(59)	0	0
Other, net	0	(1)	0
Net cash provided by/(used in) investing activities of continuing operations	16,529	1,168	4,969
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	2,425	(762)	400
Increase/(decrease) in short-term borrowings	(489)	300	(300)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0
Issuances of long-term debt	(14,046)	40	(26)
Repayments of long-term debt	90	0	210
Issuances of common shares	0	0	0
Sale of treasury shares	12,034	15,844	18,749
Repurchase of treasury shares	(12,127)	(15,742)	(18,717)
Dividends paid/capital repayments	7	145	138
Other, net	(3,891)	(760)	(5,209)
Net cash provided by/(used in) financing activities of continuing operations	(15,997)	(935)	(4,755)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	10	3	(3)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	632	25	(29)
Cash and due from banks at beginning of period	(843)	(868)	(839)
Cash and due from banks at end of period	(211)	(843)	(868)
Group parent company
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	(142)	(22)	129
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	(488)	0	(5)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	0
Purchase of investment securities	(5,673)	0	0
Proceeds from sale of investment securities	0	0	0
Investments in subsidiaries and other investments	(4,101)	(710)	(5,310)
Proceeds from sale of other investments	0	0	18
Maturities of investment securities	0	0	0
(Increase)/decrease in loans	(5,336)	15	210
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	0	0	0
Proceeds from sale of premises and equipment and other intangible assets	0	0	0
Other, net	0	0	0
Net cash provided by/(used in) investing activities of continuing operations	(15,598)	(695)	(5,087)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	(2,189)	792	(475)
Increase/(decrease) in short-term borrowings	0	(300)	300
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0	0
Issuances of long-term debt	14,035	0	0
Repayments of long-term debt	0	0	(30)
Issuances of common shares	4,253	725	6,035
Sale of treasury shares	0	323	3
Repurchase of treasury shares	(630)	(455)	(1,044)
Dividends paid/capital repayments	(584)	(493)	(415)
Other, net	433	93	608
Net cash provided by/(used in) financing activities of continuing operations	15,318	685	4,982
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	0	28	1
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(422)	(4)	25
Cash and due from banks at beginning of period	938	942	917
Cash and due from banks at end of period	516	938	942
Bank
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	(8,490)	27,008	15,179
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	40	117	300
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	14,286	(7,056)	36,964
Purchase of investment securities	(86)	(88)	(376)
Proceeds from sale of investment securities	14	14	19
Investments in subsidiaries and other investments	(1,094)	(1,357)	(555)
Proceeds from sale of other investments	1,967	1,693	1,896
Maturities of investment securities	422	363	908
(Increase)/decrease in loans	(14,779)	(4,221)	(5,277)
Proceeds from sale of loans	9,938	2,468	1,579
Capital expenditures for premises and equipment and other intangible assets	(950)	(1,164)	(1,101)
Proceeds from sale of premises and equipment and other intangible assets	60	55	13
Other, net	65	750	409
Net cash provided by/(used in) investing activities of continuing operations	9,883	(8,426)	34,779
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	3,187	10,237	(29,074)
Increase/(decrease) in short-term borrowings	5,507	6,594	(18,148)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(5,251)	(14,525)	(22,149)
Issuances of long-term debt	43,567	52,944	77,884
Repayments of long-term debt	(62,644)	(47,132)	(49,545)
Issuances of common shares	0	0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	(13)	(145)	(150)
Other, net	3,535	1,044	4,787
Net cash provided by/(used in) financing activities of continuing operations	(12,112)	9,017	(36,395)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(837)	1,213	(580)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(11,556)	28,812	12,983
Cash and due from banks at beginning of period	121,066	92,254	79,271
Cash and due from banks at end of period	109,510	121,066	92,254
Bank | Credit Suisse (USA), Inc - Consolidated
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	7,840	9,618	10,030
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	0	(3,320)	(1)
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	20,626	18,365	46,634
Purchase of investment securities	0	0	0
Proceeds from sale of investment securities	0	0	1
Investments in subsidiaries and other investments	(206)	(355)	(436)
Proceeds from sale of other investments	488	2,067	1,257
Maturities of investment securities	104	199	68
(Increase)/decrease in loans	3,131	3,038	4,074
Proceeds from sale of loans	0	0	0
Capital expenditures for premises and equipment and other intangible assets	(295)	(329)	(322)
Proceeds from sale of premises and equipment and other intangible assets	2	50	3
Other, net	41	27	33
Net cash provided by/(used in) investing activities of continuing operations	23,891	19,742	51,311
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	191	20	(1,355)
Increase/(decrease) in short-term borrowings	(4,113)	(5,781)	10,090
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(37,382)	(23,838)	(35,303)
Issuances of long-term debt	30,223	1	8,511
Repayments of long-term debt	(19,174)	(2,993)	(41,953)
Issuances of common shares	0	0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	(9)	(1)	(3)
Other, net	(780)	(143)	(497)
Net cash provided by/(used in) financing activities of continuing operations	(31,044)	(32,735)	(60,510)
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(120)	67	18
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	567	(3,308)	849
Cash and due from banks at beginning of period	2,491	5,799	4,950
Cash and due from banks at end of period	3,058	2,491	5,799
Bank | Bank parent company and other subsidiaries | Eliminations and consolidation adjustments
Operating activities of continuing operations
Net cash provided by/(used in) operating activities of continuing operations	(16,330)	17,390	5,149
Investing activities of continuing operations
(Increase)/decrease in interest-bearing deposits with banks	40	3,437	301
(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(6,340)	(25,421)	(9,670)
Purchase of investment securities	(86)	(88)	(376)
Proceeds from sale of investment securities	14	14	18
Investments in subsidiaries and other investments	(888)	(1,002)	(119)
Proceeds from sale of other investments	1,479	(374)	639
Maturities of investment securities	318	164	840
(Increase)/decrease in loans	(17,910)	(7,259)	(9,351)
Proceeds from sale of loans	9,938	2,468	1,579
Capital expenditures for premises and equipment and other intangible assets	(655)	(835)	(779)
Proceeds from sale of premises and equipment and other intangible assets	58	5	10
Other, net	24	723	376
Net cash provided by/(used in) investing activities of continuing operations	(14,008)	(28,168)	(16,532)
Financing activities of continuing operations
Increase/(decrease) in due to banks and customer deposits	2,996	10,217	(27,719)
Increase/(decrease) in short-term borrowings	9,620	12,375	(28,238)
Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	32,131	9,313	13,154
Issuances of long-term debt	13,344	52,943	69,373
Repayments of long-term debt	(43,470)	(44,139)	(7,592)
Issuances of common shares	0	0	0
Sale of treasury shares	0	0	0
Repurchase of treasury shares	0	0	0
Dividends paid/capital repayments	(4)	(144)	(147)
Other, net	4,315	1,187	5,284
Net cash provided by/(used in) financing activities of continuing operations	18,932	41,752	24,115
Effect of exchange rate changes on cash and due from banks
Effect of exchange rate changes on cash and due from banks	(717)	1,146	(598)
Net increase/(decrease) in cash and due from banks
Net increase/(decrease) in cash and due from banks	(12,123)	32,120	12,134
Cash and due from banks at beginning of period	118,575	86,455	74,321
Cash and due from banks at end of period	106,452	118,575	86,455
Group Parent company - subsidiary that holds a banking license | Group parent company
Net increase/(decrease) in cash and due from banks
Dividend income from investments	10	145	150
Group Parent company - subsidiary that doesn't hold a banking license | Group parent company
Net increase/(decrease) in cash and due from banks
Dividend income from investments	SFr 14	SFr 41	SFr 35